Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases
Summary of supplemental information related to operating leases

	December 31,	December 31,
	2021	2022
	RMB‘000	RMB‘000
Operating lease right-of-use asset	13,818	30,911
Operating lease liabilities-current	(16,302)	(31,293)
Operating lease liabilities-non-current	(586)	(15,093)
Total operating lease liabilities	(16,888)	(46,386)
Weighted average remaining lease term	1.09 years	1.34 years
Weighted average discount rate	4.75%	4.75%

Summary of lease cost

	December 31,	December 31,
	2021	2022
	RMB‘000	RMB‘000
Other information
Operating lease cost	15,481	14,948
Short-term lease cost	572	941
Total	16,053	15,889

Summary of supplemental cash flow information related to leases

	December 31,	December 31,
	2021	2022
	RMB‘000	RMB‘000
Cash payments for operating leases	12,604	1,201
Right-of-use assets obtained in exchange for lease obligations	1,971	30,699

Summary of maturity of operating lease liabilities under the Group's non-cancelable operating leases

December 31,
2022
RMB‘000
2023	31,748
2024	15,464
2025	598
Total lease payment	47,810
Less: interest	1,424
Present value of operating lease liabilities	46,386